Putnam Investments
One Post Office Square
Boston, MA 02109
June 29, 2018

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Small Cap Value Fund (Reg. No. 33-56339) (811-07237) (the “Fund”) Post-Effective Amendment
No. 200 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 200 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on 6/26/18.

Comments or questions concerning this certificate may be directed to Peter T. Fariel at 1-800-225-2465, ext. 10032.

Very truly yours,

Putnam Small Cap Value Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP